Current investments (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current investments
Restricted funds	kr 1	kr 1	kr 21
Shares in other companies	1	2
Total current investments	kr 2	kr 3	kr 21